Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Schedule of Reconciliation of the Numerator and Denominator Used to Compute Basic and Diluted Net Income Per Ordinary Share	The following tables present a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per ordinary share for each class of ordinary shares:
	For the Three Months Ended September 30,				For the Nine Months Ended September 30,
	2023		2022		2023		2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss) – Basic and diluted	$(884,261)	$(2,334,291)	$989,866	$240,767	$(1,958,350)	$(2,499,046)	$4,446,723	$1,081,585

Denominator:
Basic and diluted weighted average ordinary shares outstanding	2,722,722	7,187,500	29,550,000	7,187,500	5,632,404	7,187,500	29,550,000	7,187,500
Basic and diluted net income (loss) per ordinary share	$(0.32)	$(0.32)	$0.03	$0.03	$(0.35)	$(0.35)	$0.15	$0.15
numerator and denominator used to compute basic and diluted net income per ordinary share for each class of ordinary shares:
	For the Year Ended December 31, 2022		For the Year Ended December 31, 2021
	Class A	Class B	Class A	Class B
Basic net income per ordinary share:
Numerator:
Allocation of net income – Basic	$6,825,686	$1,660,224	$1,834,962	$483,616
Allocation of net income – Diluted	$6,825,686	$1,660,224	$1,830,545	$488,033
Denominator:
Basic weighted average ordinary shares outstanding	29,550,000	7,187,500	26,959,315	7,105,308
Diluted weighted average ordinary shares outstanding	29,550,000	7,187,500	26,959,315	7,187,500
Basic net income per ordinary share	$0.23	$0.23	$0.07	$0.07
Diluted net income per ordinary share	$0.23	$0.23	$0.07	$0.07